Quarterly Holdings Report
for

Fidelity® Large Cap Stock Fund

July 31, 2021

LCS-QTLY-0921
1.804840.117

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value (000s)
COMMUNICATION SERVICES - 8.9%
Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.	193,706	$10,805
Entertainment - 2.4%
Activision Blizzard, Inc.	86,232	7,211
Nintendo Co. Ltd. ADR	129,500	8,320
The Walt Disney Co. (a)	199,604	35,134
Vivendi SA (b)	647,920	21,891
		72,556
Interactive Media & Services - 2.2%
Alphabet, Inc.:
Class A (a)	9,514	25,636
Class C (a)	8,686	23,491
Facebook, Inc. Class A (a)	20,400	7,269
Match Group, Inc. (a)	54,960	8,753
		65,149
Media - 3.9%
Comcast Corp. Class A	1,719,647	101,167
Interpublic Group of Companies, Inc.	467,416	16,528
		117,695

TOTAL COMMUNICATION SERVICES		266,205

CONSUMER DISCRETIONARY - 5.2%
Auto Components - 0.6%
BorgWarner, Inc.	370,817	18,163
Automobiles - 0.6%
General Motors Co. (a)	326,200	18,541
Distributors - 0.0%
LKQ Corp. (a)	6,063	308
Hotels, Restaurants & Leisure - 1.3%
Booking Holdings, Inc. (a)	10,388	22,628
Elior SA (a)(c)	304,200	2,084
Expedia, Inc. (a)	54,200	8,719
Marriott International, Inc. Class A (a)	18,700	2,730
Starbucks Corp.	30,200	3,667
		39,828
Household Durables - 1.5%
Mohawk Industries, Inc. (a)	104,941	20,453
Sony Group Corp. sponsored ADR	43,100	4,495
Whirlpool Corp.	81,075	17,961
		42,909
Internet & Direct Marketing Retail - 0.0%
Ocado Group PLC (a)	18,800	485
Specialty Retail - 1.2%
Lowe's Companies, Inc.	181,253	34,926

TOTAL CONSUMER DISCRETIONARY		155,160

CONSUMER STAPLES - 5.8%
Beverages - 1.6%
Anheuser-Busch InBev SA NV ADR (b)	18,200	1,146
Diageo PLC sponsored ADR	72,800	14,430
Keurig Dr. Pepper, Inc.	185,000	6,514
The Coca-Cola Co.	443,972	25,320
		47,410
Food & Staples Retailing - 0.8%
Costco Wholesale Corp.	9,600	4,125
Performance Food Group Co. (a)	104,346	4,781
Sysco Corp.	217,300	16,124
		25,030
Food Products - 0.1%
Lamb Weston Holdings, Inc.	50,200	3,352
Household Products - 0.3%
Colgate-Palmolive Co.	6,800	541
Procter & Gamble Co.	4,400	626
Spectrum Brands Holdings, Inc.	73,098	6,385
		7,552
Tobacco - 3.0%
Altria Group, Inc.	1,626,815	78,152
British American Tobacco PLC sponsored ADR	258,388	9,677
Swedish Match Co. AB	350,000	3,134
		90,963

TOTAL CONSUMER STAPLES		174,307

ENERGY - 7.4%
Energy Equipment & Services - 0.1%
Subsea 7 SA	485,500	3,896
Oil, Gas & Consumable Fuels - 7.3%
Canadian Natural Resources Ltd.	75,300	2,485
Cenovus Energy, Inc. (Canada)	2,782,841	23,220
Exxon Mobil Corp.	2,159,700	124,334
Harbour Energy PLC (a)	34,300	156
Hess Corp.	602,947	46,089
Imperial Oil Ltd.	112,400	3,079
Kosmos Energy Ltd. (a)	2,793,783	6,454
Phillips 66 Co.	153,000	11,235
		217,052

TOTAL ENERGY		220,948

FINANCIALS - 18.4%
Banks - 12.4%
Bank of America Corp.	2,664,270	102,201
JPMorgan Chase & Co.	245,990	37,336
M&T Bank Corp.	37,003	4,953
PNC Financial Services Group, Inc.	206,412	37,652
Truist Financial Corp.	460,354	25,057
U.S. Bancorp	393,543	21,857
Wells Fargo & Co.	3,058,798	140,521
		369,577
Capital Markets - 3.6%
KKR & Co. LP	287,958	18,360
Morgan Stanley	195,845	18,797
Northern Trust Corp.	308,812	34,849
Raymond James Financial, Inc.	55,930	7,242
State Street Corp.	323,289	28,171
		107,419
Consumer Finance - 0.7%
Discover Financial Services	165,900	20,625
Diversified Financial Services - 0.4%
Juniper Industrial Holdings, Inc. (d)	652,756	8,682
KKR Renaissance Co-Invest LP unit (a)(d)	4,177	2,471
		11,153
Insurance - 0.2%
Chubb Ltd.	40,811	6,886
Thrifts & Mortgage Finance - 1.1%
MGIC Investment Corp.	596,211	8,252
Radian Group, Inc.	1,044,589	23,587
		31,839

TOTAL FINANCIALS		547,499

HEALTH CARE - 14.6%
Biotechnology - 0.8%
AbbVie, Inc.	39,329	4,574
ADC Therapeutics SA (a)	38,800	816
Alnylam Pharmaceuticals, Inc. (a)	33,955	6,076
Crinetics Pharmaceuticals, Inc. (a)	63,700	1,145
Gritstone Bio, Inc. (a)	62,687	419
Heron Therapeutics, Inc. (a)	28,816	356
Insmed, Inc. (a)	135,654	3,337
Intercept Pharmaceuticals, Inc. (a)(b)	198,942	3,438
Vaxcyte, Inc. (a)	35,000	759
Verve Therapeutics, Inc.	27,200	1,616
		22,536
Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	15,600	1,887
Becton, Dickinson & Co.	31,384	8,026
Boston Scientific Corp. (a)	797,828	36,381
Danaher Corp.	12,100	3,600
iRhythm Technologies, Inc. (a)	300	15
		49,909
Health Care Providers & Services - 6.0%
AmerisourceBergen Corp.	54,957	6,714
Cardinal Health, Inc.	270,296	16,050
Centene Corp. (a)	46,700	3,204
Cigna Corp.	150,933	34,638
Covetrus, Inc. (a)	87,319	2,223
CVS Health Corp.	448,893	36,971
Guardant Health, Inc. (a)	17,100	1,878
Humana, Inc.	4,600	1,959
McKesson Corp.	164,105	33,450
UnitedHealth Group, Inc.	100,623	41,479
		178,566
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	269,429	628
Pharmaceuticals - 6.1%
Bayer AG	480,262	28,614
Bristol-Myers Squibb Co.	865,025	58,709
Eli Lilly & Co.	36,200	8,815
GlaxoSmithKline PLC sponsored ADR	823,998	33,075
Intra-Cellular Therapies, Inc. (a)	29,500	1,013
Johnson & Johnson	254,138	43,763
Pliant Therapeutics, Inc. (a)	44,300	895
Sanofi SA sponsored ADR	107,900	5,563
TherapeuticsMD, Inc. (a)(b)	1,522,947	1,523
Viatris, Inc.	34,700	488
		182,458

TOTAL HEALTH CARE		434,097

INDUSTRIALS - 15.8%
Aerospace & Defense - 2.4%
Airbus Group NV (a)	95,000	13,031
General Dynamics Corp.	39,016	7,648
Huntington Ingalls Industries, Inc.	26,501	5,436
Maxar Technologies, Inc.	15,300	555
MTU Aero Engines AG	8,600	2,154
Raytheon Technologies Corp.	48,781	4,242
Rolls-Royce Holdings PLC	2,880,900	3,979
Safran SA	17,600	2,303
The Boeing Co. (a)	146,488	33,177
		72,525
Air Freight & Logistics - 2.4%
FedEx Corp.	60,173	16,845
United Parcel Service, Inc. Class B	288,261	55,162
		72,007
Airlines - 0.1%
Copa Holdings SA Class A (a)	300	21
Ryanair Holdings PLC sponsored ADR (a)	28,000	3,053
		3,074
Building Products - 0.2%
Johnson Controls International PLC	75,000	5,357
Electrical Equipment - 1.3%
Acuity Brands, Inc.	49,628	8,704
Hubbell, Inc. Class B	34,255	6,867
Vertiv Holdings Co.	844,200	23,671
		39,242
Industrial Conglomerates - 7.0%
3M Co.	43,067	8,525
General Electric Co.	15,407,888	199,531
		208,056
Machinery - 1.3%
Caterpillar, Inc.	11,500	2,378
Cummins, Inc.	17,700	4,108
Epiroc AB (A Shares)	82,500	1,922
Flowserve Corp.	163,270	6,872
Fortive Corp.	80,700	5,864
Otis Worldwide Corp.	56,440	5,054
Stanley Black & Decker, Inc.	26,900	5,301
Westinghouse Air Brake Co.	87,492	7,425
		38,924
Professional Services - 0.1%
Acacia Research Corp. (a)(d)	24,000	135
Equifax, Inc.	10,900	2,841
		2,976
Road & Rail - 1.0%
Knight-Swift Transportation Holdings, Inc. Class A	339,932	16,891
Lyft, Inc. (a)	77,616	4,294
Ryder System, Inc.	89,400	6,808
		27,993
Trading Companies & Distributors - 0.0%
Beijer Ref AB (B Shares)	47,400	1,001

TOTAL INDUSTRIALS		471,155

INFORMATION TECHNOLOGY - 19.7%
Electronic Equipment & Components - 0.3%
CDW Corp.	11,500	2,109
Vontier Corp.	190,020	6,147
		8,256
IT Services - 4.1%
Amadeus IT Holding SA Class A (a)	76,600	5,019
Edenred SA	114,400	6,647
Fidelity National Information Services, Inc.	122,000	18,184
Genpact Ltd.	122,200	6,087
IBM Corp.	33,200	4,680
MasterCard, Inc. Class A	22,992	8,874
Sabre Corp. (a)(b)	396,600	4,676
Snowflake Computing, Inc.	1,900	505
Twilio, Inc. Class A (a)	2,400	897
Unisys Corp. (a)	385,922	8,625
Visa, Inc. Class A	230,984	56,912
		121,106
Semiconductors & Semiconductor Equipment - 3.3%
Analog Devices, Inc.	32,990	5,523
Applied Materials, Inc.	63,852	8,935
Intel Corp.	277,000	14,880
Lam Research Corp.	8,700	5,545
Marvell Technology, Inc.	114,577	6,933
Qualcomm, Inc.	384,754	57,636
		99,452
Software - 8.6%
Autodesk, Inc. (a)	25,209	8,095
Dynatrace, Inc. (a)	79,114	5,053
Elastic NV (a)	68,700	10,172
Microsoft Corp.	692,247	197,228
PTC, Inc. (a)	32,700	4,429
Salesforce.com, Inc. (a)	8,000	1,935
SAP SE sponsored ADR	201,719	28,991
Workday, Inc. Class A (a)	9,300	2,180
		258,083
Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	663,972	96,847
Samsung Electronics Co. Ltd.	65,110	4,434
		101,281

TOTAL INFORMATION TECHNOLOGY		588,178

MATERIALS - 2.5%
Chemicals - 0.9%
DuPont de Nemours, Inc.	280,300	21,037
Livent Corp. (a)	11,000	215
PPG Industries, Inc.	32,300	5,282
		26,534
Metals & Mining - 1.6%
Anglo American PLC (United Kingdom)	32,500	1,440
BHP Group Ltd. sponsored ADR (b)	179,350	14,090
First Quantum Minerals Ltd.	275,100	5,892
Freeport-McMoRan, Inc.	659,187	25,115
Lundin Mining Corp.	152,900	1,393
		47,930

TOTAL MATERIALS		74,464

REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
American Tower Corp.	30,746	8,695
Equinix, Inc.	1,124	922
Simon Property Group, Inc.	105,700	13,373
		22,990
UTILITIES - 0.3%
Electric Utilities - 0.2%
Entergy Corp.	26,500	2,727
Southern Co.	63,300	4,043
		6,770
Multi-Utilities - 0.1%
CenterPoint Energy, Inc.	92,200	2,347
Sempra Energy	7,264	949
		3,296

TOTAL UTILITIES		10,066

TOTAL COMMON STOCKS
(Cost $1,974,752)		2,965,069

Preferred Stocks - 0.2%
Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Reddit, Inc. Series E (d)(e)	3,600	222
Nonconvertible Preferred Stocks - 0.2%
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
Embraer SA sponsored ADR (a)	248,700	3,556
TOTAL PREFERRED STOCKS
(Cost $2,893)		3,778

Other - 0.1%
Other - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (d)(e)(f)
(Cost $6,978)	5,379,720	3,689

Money Market Funds - 0.9%
Fidelity Cash Central Fund 0.06% (g)	8,613,194	8,615
Fidelity Securities Lending Cash Central Fund 0.06% (g)(h)	18,643,567	18,645
TOTAL MONEY MARKET FUNDS
(Cost $27,260)		27,260
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $2,011,883)		2,999,796
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(16,727)
NET ASSETS - 100%		$2,983,069

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,084,000 or 0.1% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,199,000 or 0.5% of net assets.

 (e) Level 3 security

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Acacia Research Corp.	2/16/12	$882
Juniper Industrial Holdings, Inc.	12/21/20	$6,528
KKR Renaissance Co-Invest LP unit	7/25/13	$441
Reddit, Inc. Series E	5/18/21	$153
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 12/16/20	$6,978

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1
Fidelity Securities Lending Cash Central Fund	59
Total	$60

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$21,341	$66,750	$79,476	$--	$--	$8,615	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	39,925	159,822	181,102	--	--	18,645	0.1%
Total	$61,266	$226,572	$260,578	$--	$--	$27,260

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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